CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Net income	$ 1,501	$ 2,069
Other comprehensive income (loss), net of tax-related effects:
Unrealized holding gains (losses) on securities available for sale during the year, net of tax benefit of $4 and $16 in 2016 and 2015, respectively	(7)	(32)
Comprehensive income	$ 1,494	$ 2,037